Commitment and contingencies	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitment and contingencies

Note 14 – Commitment and contingencies

Operating lease commitment

As of January 31, 2026, the Target Company did not have any other operating lease commitment.

Capital commitment

As of January 31, 2026, the Target Company did not have any capital commitment.

Contingencies

From time to time, the Target Company may be involved in various legal proceedings and claims in the ordinary course of business. The Target Company currently is not aware of any legal proceedings or claims that it believes will have, individually or in the aggregate, a material adverse effect on its business, financial condition, operating results, or cash flows.

Note 14 – Commitment and contingencies

Operating lease commitment

As of April 30, 2025, the Target Company did not have any other operating lease commitment.

Capital commitment

As of April 30, 2025, The Target Company did not have any capital commitment.

Contingencies

From time to time, the Target Company may be involved in various legal proceedings and claims in the ordinary course of business. The Target Company currently is not aware of any legal proceedings or claims that it believes will have, individually or in the aggregate, a material adverse effect on its business, financial condition, operating results, or cash flows.